FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives - GBP (£) £ in Millions	Dec. 31, 2018		Dec. 31, 2017
The Group [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Liabilities held at fair value through profit or loss	£ 7,085
Trading liabilities:
Trading Liabilities	10,645
Total financial liabilities carried at fair value, excluding derivatives	17,730		£ 50,932	[1]
The Group [member] | Financial Assets Sold under Agreement to Repurchase [Member]
Trading liabilities:
Trading Liabilities	10,258
The Group [member] | Deposits [Member]
Trading liabilities:
Trading Liabilities	270
The Group [member] | Short [Member]
Trading liabilities:
Trading Liabilities	117
The Group [member] | Previously stated [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Liabilities held at fair value through profit or loss			7,812
Trading liabilities:
Trading Liabilities			43,062
Total financial liabilities carried at fair value, excluding derivatives			50,874
The Group [member] | Previously stated [member] | Deposits [Member]
Trading liabilities:
Trading Liabilities			381
The Group [member] | Previously stated [member] | Short [Member]
Trading liabilities:
Trading Liabilities			1,303
The Group [member] | Previously stated [member] | Securities Sold under Agreements to Repurchase [Member]
Trading liabilities:
Trading Liabilities			41,378
The Bank [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Liabilities held at fair value through profit or loss	7,032
Trading liabilities:
Trading Liabilities	10,687
Total financial liabilities carried at fair value, excluding derivatives	17,719	[1]	51,045
The Bank [member] | Deposits [Member]
Trading liabilities:
Trading Liabilities	362
The Bank [member] | Short [Member]
Trading liabilities:
Trading Liabilities	67
The Bank [member] | Securities Sold under Agreements to Repurchase [Member]
Trading liabilities:
Trading Liabilities	10,258
The Bank [member] | Previously stated [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Liabilities held at fair value through profit or loss			7,812
Trading liabilities:
Trading Liabilities			43,233
Total financial liabilities carried at fair value, excluding derivatives			51,045
The Bank [member] | Previously stated [member] | Deposits [Member]
Trading liabilities:
Trading Liabilities			552
The Bank [member] | Previously stated [member] | Short [Member]
Trading liabilities:
Trading Liabilities			1,303
The Bank [member] | Previously stated [member] | Securities Sold under Agreements to Repurchase [Member]
Trading liabilities:
Trading Liabilities			41,378
Level 1 of fair value hierarchy [member] | The Group [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Liabilities held at fair value through profit or loss
Trading liabilities:
Trading Liabilities	67
Total financial liabilities carried at fair value, excluding derivatives	67
Level 1 of fair value hierarchy [member] | The Group [member] | Short [Member]
Trading liabilities:
Trading Liabilities	67
Level 1 of fair value hierarchy [member] | The Group [member] | Previously stated [member]
Trading liabilities:
Trading Liabilities			1,106
Total financial liabilities carried at fair value, excluding derivatives			1,106
Level 1 of fair value hierarchy [member] | The Group [member] | Previously stated [member] | Short [Member]
Trading liabilities:
Trading Liabilities			1,106
Level 1 of fair value hierarchy [member] | The Bank [member]
Trading liabilities:
Trading Liabilities	67
Total financial liabilities carried at fair value, excluding derivatives	67
Level 1 of fair value hierarchy [member] | The Bank [member] | Short [Member]
Trading liabilities:
Trading Liabilities	67
Level 1 of fair value hierarchy [member] | The Bank [member] | Previously stated [member]
Trading liabilities:
Trading Liabilities			1,106
Total financial liabilities carried at fair value, excluding derivatives			1,106
Level 1 of fair value hierarchy [member] | The Bank [member] | Previously stated [member] | Short [Member]
Trading liabilities:
Trading Liabilities			1,106
Level 2 of fair value hierarchy [member] | The Group [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Liabilities held at fair value through profit or loss	7,085
Trading liabilities:
Trading Liabilities	10,578
Total financial liabilities carried at fair value, excluding derivatives	17,663
Level 2 of fair value hierarchy [member] | The Group [member] | Financial Assets Sold under Agreement to Repurchase [Member]
Trading liabilities:
Trading Liabilities	10,258
Level 2 of fair value hierarchy [member] | The Group [member] | Deposits [Member]
Trading liabilities:
Trading Liabilities	270
Level 2 of fair value hierarchy [member] | The Group [member] | Short [Member]
Trading liabilities:
Trading Liabilities	50
Level 2 of fair value hierarchy [member] | The Group [member] | Previously stated [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Liabilities held at fair value through profit or loss			7,812
Trading liabilities:
Trading Liabilities			41,956
Total financial liabilities carried at fair value, excluding derivatives			49,768
Level 2 of fair value hierarchy [member] | The Group [member] | Previously stated [member] | Deposits [Member]
Trading liabilities:
Trading Liabilities			381
Level 2 of fair value hierarchy [member] | The Group [member] | Previously stated [member] | Short [Member]
Trading liabilities:
Trading Liabilities			197
Level 2 of fair value hierarchy [member] | The Group [member] | Previously stated [member] | Securities Sold under Agreements to Repurchase [Member]
Trading liabilities:
Trading Liabilities			41,378
Level 2 of fair value hierarchy [member] | The Bank [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Liabilities held at fair value through profit or loss	7,032
Trading liabilities:
Trading Liabilities	10,620
Total financial liabilities carried at fair value, excluding derivatives	17,652
Level 2 of fair value hierarchy [member] | The Bank [member] | Deposits [Member]
Trading liabilities:
Trading Liabilities	362
Level 2 of fair value hierarchy [member] | The Bank [member] | Securities Sold under Agreements to Repurchase [Member]
Trading liabilities:
Trading Liabilities	£ 10,258
Level 2 of fair value hierarchy [member] | The Bank [member] | Previously stated [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Liabilities held at fair value through profit or loss			7,812
Trading liabilities:
Trading Liabilities			42,127
Total financial liabilities carried at fair value, excluding derivatives			49,939
Level 2 of fair value hierarchy [member] | The Bank [member] | Previously stated [member] | Deposits [Member]
Trading liabilities:
Trading Liabilities			552
Level 2 of fair value hierarchy [member] | The Bank [member] | Previously stated [member] | Short [Member]
Trading liabilities:
Trading Liabilities			197
Level 2 of fair value hierarchy [member] | The Bank [member] | Previously stated [member] | Securities Sold under Agreements to Repurchase [Member]
Trading liabilities:
Trading Liabilities			£ 41,378

[1]	See note 50.